Employee Benefit Expenses (Details) - Schedule of Employee Benefit Expenses - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Employee Benefit Expenses [Abstract]
Wages and salaries	$ 1,396,589	$ 1,284,582	$ 1,062,505
Contributions to the social security system	47,820	45,453	35,160
Other short-term employee benefits	59,418	54,695	52,968
Total short-term employee benefit expenses	1,503,827	1,384,730	1,150,633
Post-employment benefit expenses, defined contribution plans	125,235	127,618	101,042
Post-employment benefit expenses, defined benefit plans	2,045	16,472	1,174
Total post-employment benefit expenses	127,280	144,090	102,216
Termination benefit expenses	13,349	14,506	6,702
Other personnel expenses	35,399	34,667	26,502
Other long-term employee benefits	161	(82)	(129)
Total employee benefit expenses	$ 1,680,016	$ 1,577,911	$ 1,285,924